Gain or loss on sale of available-for-sale financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain or loss on sale of available-for-sale financial assets [Abstract]
Gain on disposal of available-for-sale financial assets	₩ 529,411	₩ 707,134	₩ 827,968
Loss on disposal of available-for-sale financial assets	(30,224)	(59,593)	(55,494)
Total	₩ 499,187	₩ 647,541	₩ 772,474